BASIC AND DILUTED LOSS PER SHARE (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BASIC AND DILUTED LOSS PER SHARE
Loss attributable to common shareholders	$ 20,996	$ 24,442
Weighted average number of common shares outstanding	530,272	529,779